Supplement dated December 31, 2014

to

Prospectus Dated April 30, 2014,

VAN ECK MONEY FUND

A Private Label of

Investment Class Shares of the

State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUND FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 5 of the Prospectus under the title “Additional Information About Risks.”

Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUND FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 7 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

HIGHLAND LIQUID RESERVES FUND

A Private Label of the

Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Supplement Dated December 31, 2014

to

Prospectus Dated April 30, 2014

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUND FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 7 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED JUNE 24, 2014,

AS SUPPLEMENTED OCTOBER 28, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSHXX)

Investor Class (SSZXX)

Administration Class (SSYXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSAXX)

Investor Class (TFNXX)

Administration Class (SSFXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (SAHXX)

Investor Class (SAMXX)

Administration Class (SALXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 24 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITINSTCOMBOSUPP3

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AS SUPPLEMENTED JUNE 20, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Class (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Class (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Class (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Class (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Class (TPVXX)

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 24 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITINVESTMENTCOMBOSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AS SUPPLEMENTED JUNE 20, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Premier Class (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 24 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITPREMIERCOMBOSUPP1

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED APRIL 30, 2014

AS SUPPLEMENTED JUNE 20, 2014

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Service Class (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Service Class (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Service Class (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Service Class (TPSXX)

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 23 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITSERVICECOMBOSUPP1

State Street Institutional Investment Trust

Neuberger Berman Money Fund

A Private Label of Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Supplement Dated December 31, 2014

to

Prospectus Dated April 30, 2014

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 16 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

Neuberger Berman Money Fund

A Private Label of Premier Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Supplement Dated December 31, 2014

to

Prospectus Dated April 30, 2014,

As Supplemented June 20, 2014

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUNDS FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 16 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Funds from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 31, 2014

TO

PROSPECTUS

DATED SEPTEMBER 9, 2014,

AS SUPPLEMENTED OCTOBER 8, 2014

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Class G: SSOXX

The following supplements disclosure on the cover of the Prospectus.

NONE OF STATE STREET CORPORATION, STATE STREET BANK AND TRUST COMPANY, STATE STREET GLOBAL ADVISORS, SSGA FUNDS MANAGEMENT, INC. OR THEIR AFFILIATES (“STATE STREET ENTITIES”) GUARANTEE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. INVESTORS SHOULD HAVE NO EXPECTATION OF CAPITAL SUPPORT TO THE FUND FROM STATE STREET ENTITIES.

The following replaces “Money Market Risk” on page 8 of the Prospectus under the title “Additional Information About Risks.”

•	Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSgA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share. Investors should have no expectation of capital support to the Fund from State Street Entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSITUSGTCLLSTSUPP3